UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, New York  10019

13F File Number:  028-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3100

Signature, Place, and Date of Signing:

 /s/   Christine Olenchalk     New York, New York     November 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $172,349 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102      404     4900 SH       SOLE                     4900        0        0
ALTRIA GROUP INC               COM              02209S103     7547   281500 SH       SOLE                   281500        0        0
AMAZON COM INC                 COM              023135106     9312    43064 SH       SOLE                    43064        0        0
APPLE INC                      COM              037833100     5251    13770 SH       SOLE                    13770        0        0
ARCH CAP GROUP LTD             ORD              G0450A105     4738   145000 SH       SOLE                   145000        0        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     2889   124600 SH       SOLE                   124600        0        0
BAIDU INC                      SPON ADR REP A   056752108     3892    36400 SH       SOLE                    36400        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2344   383000 SH       SOLE                   383000        0        0
BECTON DICKINSON & CO          COM              075887109     5113    69730 SH       SOLE                    69730        0        0
CATERPILLAR INC DEL            COM              149123101      738    10000 SH       SOLE                    10000        0        0
CELGENE CORP                   COM              151020104     4705    76000 SH       SOLE                    76000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     4693    15492 SH       SOLE                    15492        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101     1662    32475 SH       SOLE                    32475        0        0
COCA COLA CO                   COM              191216100     3652    54060 SH       SOLE                    54060        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109     5275   212000 SH       SOLE                   212000        0        0
CUMMINS INC                    COM              231021106     1071    13120 SH       SOLE                    13120        0        0
DISCOVER FINL SVCS             COM              254709108      610    26600 SH       SOLE                    26600        0        0
DISH NETWORK CORP              CL A             25470M109     1641    65500 SH       SOLE                    65500        0        0
E M C CORP MASS                COM              268648102     4198   200000 SH       SOLE                   200000        0        0
EXXON MOBIL CORP               COM              30231G102     5084    70000 SH       SOLE                    70000        0        0
GILEAD SCIENCES INC            COM              375558103     4268   110000 SH       SOLE                   110000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      455    11500 SH       SOLE                    11500        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     5159    29500 SH       SOLE                    29500        0        0
JOHNSON & JOHNSON              COM              478160104     4719    74100 SH       SOLE                    74100        0        0
MASTERCARD INC                 CL A             57636Q104     7000    22070 SH       SOLE                    22070        0        0
MERCADOLIBRE INC               COM              58733R102      442     8220 SH       SOLE                     8220        0        0
MICROSOFT CORP                 COM              594918104     4505   181000 SH       SOLE                   181000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     2305    45000 SH       SOLE                    45000        0        0
NIKE INC                       CL B             654106103     2700    31570 SH       SOLE                    31570        0        0
NOVO-NORDISK A S               ADR              670100205     2788    28010 SH       SOLE                    28010        0        0
PANERA BREAD CO                CL A             69840W108      561     5400 SH       SOLE                     5400        0        0
PFIZER INC                     COM              717081103     7213   408000 SH       SOLE                   408000        0        0
PHILIP MORRIS INTL INC         COM              718172109     6761   108380 SH       SOLE                   108380        0        0
PRICELINE COM INC              COM NEW          741503403     5546    12340 SH       SOLE                    12340        0        0
QUALCOMM INC                   COM              747525103     4960   102000 SH       SOLE                   102000        0        0
SANDRIDGE ENERGY INC           COM              80007P307     1307   235000 SH       SOLE                   235000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1233    10900 SH  PUT  SOLE                    10900        0        0
STARBUCKS CORP                 COM              855244109     4027   108000 SH       SOLE                   108000        0        0
TIM HORTONS INC                COM              88706M103      680    14700 SH       SOLE                    14700        0        0
UNDER ARMOUR INC               CL A             904311107      438     6600 SH       SOLE                     6600        0        0
UNION PAC CORP                 COM              907818108     4574    56000 SH       SOLE                    56000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     2260    49000 SH       SOLE                    49000        0        0
VISA INC                       COM CL A         92826C839     6216    72518 SH       SOLE                    72518        0        0
VMWARE INC                     CL A COM         928563402      523     6510 SH       SOLE                     6510        0        0
WAL MART STORES INC            COM              931142103     7515   144800 SH       SOLE                   144800        0        0
WELLS FARGO & CO NEW           COM              949746101     3835   159000 SH       SOLE                   159000        0        0
WELLS FARGO & CO NEW           COM              949746101      528    21900 SH  CALL SOLE                    21900        0        0
WHOLE FOODS MKT INC            COM              966837106      438     6700 SH       SOLE                     6700        0        0
WYNN RESORTS LTD               COM              983134107     1956    17000 SH       SOLE                    17000        0        0
YUM BRANDS INC                 COM              988498101     2618    53000 SH       SOLE                    53000        0        0